Subsequent Events Subsequent Events (Common Stock Repurchases) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired	18,876,363	0	0
Treasury Stock, Value, Acquired, Cost Method	$ 1,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired				20,176,185
Treasury Stock, Value, Acquired, Cost Method				$ 1,000